Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000798290
HSBC Euro High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HSBC Euro High Yield Bond Fund (USD Hedged)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Euro High Yield Bond Fund (USD Hedged) (the "Fund") is to maximize total return (comprised of capital appreciation and income).
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 99 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 95.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. From January 19, 2016 (the date the Fund commenced investment operations) through October 31, 2016, the Fund's portfolio turnover was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 99 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 95.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in Euro-denominated high yield securities. High yield securities (commonly referred to as “junk bonds”) are typically rated lower than “Baa3” by Moody’s Investors Service (“Moody’s”) or lower than “BBB–” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), or HSBC Global Asset Management (France), the Fund’s investment subadviser (“Subadviser”), to be of comparable quality. High yield securities may also include certain investment grade securities (e.g., securities rated Baa by Moody’s or BBB by S&P or Fitch) that offer a yield similar to that offered by securities that are rated below investment grade. The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector, security or issuer.

The Fund invests in fixed income securities issued or guaranteed by companies, governments (or any political subdivision, agency, authority or instrumentality of a government) or supra-national bodies. The Fund may invest in the securities of issuers economically tied to both developed and emerging market countries. The Fund primarily invests in Euro-denominated fixed income securities, but the Fund may invest up to 10% of its total assets in fixed income securities denominated in other currencies of developed countries. The Fund seeks to reduce currency risk by hedging its non-U.S. dollar denominated investments back to the U.S. dollar.

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Adviser has broad discretion to identify countries that it considers to qualify as emerging markets.

The Fund may invest in swaps (e.g., credit default, interest rate, inflation, currency and total return swaps), forwards (e.g., deliverable and non-deliverable forward foreign currency exchange contracts), futures, options, swaptions and other derivative instruments for hedging purposes, cash management purposes, as a substitute for investing in fixed income securities, or to enhance returns. For example, the Fund may use credit default swaps to manage credit risk, interest rate swaps to manage interest rate risk and forward foreign currency exchange contracts to manage currency risk. The Fund may also use derivatives, including futures, for investment purposes when the Adviser or Subadviser believes that doing so will assist the Fund in achieving its investment objective. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics or exposure similar to Euro-denominated high yield securities.

The Fund may also invest in convertible bonds, including contingent convertible bonds (up to 15% of its total assets). Convertible bonds, which may be issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other instruments, such as warrants or options, which provide an opportunity for equity participation. Convertible bonds generally fall within the lower-rated categories as determined by a nationally recognized statistical rating organization (“NRSRO”). Additionally, the Fund may invest in participatory, unitary and other structured notes, which are products that create synthetic exposure to issuers in markets where the Fund is restricted from directly purchasing securities.

The Fund may also seek to achieve its investment objective by investing up to 10% of its total assets in other underlying funds. The underlying funds may include mutual funds managed by the Adviser or Subadviser and mutual funds and exchange traded funds (“ETFs”) managed by investment advisers that are not associated with the Adviser or Subadviser.

The Subadviser is responsible for the day-to-day investment decisions of the Fund and for continuously reviewing, supervising and administering the Fund’s investment program. The Subadviser will manage the Fund’s overall duration and spread risk. Securities are selected for purchase and sale through a fundamental research-driven bottom-up investment process in which issuers are analyzed based on fundamental credit research and standard valuation tools. Securities are also selected through a top-down investment process based on sector and credit allocations. Securities may be sold prior to maturity for a number of different reasons, including the deterioration of the credit quality of an issuer, to invest in other securities deemed more attractive or to decrease the Fund’s market exposure.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in Euro-denominated high yield securities. High yield securities (commonly referred to as “junk bonds”) are typically rated lower than “Baa3” by Moody’s Investors Service (“Moody’s”) or lower than “BBB–” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), or HSBC Global Asset Management (France), the Fund’s investment subadviser (“Subadviser”), to be of comparable quality. High yield securities may also include certain investment grade securities (e.g., securities rated Baa by Moody’s or BBB by S&P or Fitch) that offer a yield similar to that offered by securities that are rated below investment grade. The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector, security or issuer.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

●	Convertible Bond Risk: Convertible bonds are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible bond is not as sensitive to interest rate changes as a similar non-convertible debt instrument, and generally has less potential for gain or loss than the underlying equity security. Contingent convertible bonds (“CoCo bonds”) are hybrid bonds typically issued by banks. When the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects, a CoCo bond may be written down, written off or converted into an equity security. Due to the contingent write-down, write-off and conversion feature, CoCo bonds may have substantially greater risk than other securities in times of financial stress.

●	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

●	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund seeks to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

●	Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.

●	Debt Instruments Risk: The risks of investing in debt instruments include:

●	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. This risk is greater for lower-quality bonds than for bonds that are investment grade.

●	High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

●	Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but may increase in the future, with unpredictable effects on the markets and the Fund’s investments.
●	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may negatively affect the ability of the Fund to pay redemption proceeds within the allowable time period.

●	Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

●	Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation, nationalization and repatriation restrictions n; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

●	Euro-Related Risks: The Fund invests primarily in Euro-denominated securities and thus has significant exposure to the Euro and events affecting the Euro. The Economic and Monetary Union (“EMU”) of the European Union (“EU”) is comprised of EU members that have adopted the Euro. Recent market events affecting several of the EMU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the Euro.

●	European Market Risk: The Fund’s performance will be affected by political, social and economic conditions in Europe. The European financial markets have recently experienced increased volatility due to concerns about high government debt levels, rising unemployment, the future of the Euro as a common currency, the membership status of certain countries in the EU, possible restructuring of government debt and other government measures responding to those concerns and fiscal and monetary controls imposed on EU member countries. These events, which may continue to significantly impact both developed and emerging countries throughout Europe, could negatively impact the value and liquidity of the Fund’s investments.

●	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions or tariffs) by the United States or other countries; expropriation or confiscatory taxation; imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains); and different corporate disclosure and governance standards.
●	Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

●	Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. A security may become illiquid after purchase. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

●	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

●	Sovereign Debt Risk: Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal and/or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the size of the governmental entity’s debt relative to the size of its economy or its failure to implement successful economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

●	Structured Note Risk: Investments in participatory, unitary and other structured notes involve risks normally associated with a direct investment in the underlying securities. In addition, these notes are subject to counterparty risk.

●	Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument (or index) for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swaps are also particularly subject to credit, correlation, valuation, liquidity and leveraging risks. Swap agreements may also be considered illiquid.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund does not have one full calendar year of investment performance. Therefore, performance information has not been presented for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have one full calendar year of investment performance.
HSBC Euro High Yield Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.25%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.96%
Other Expenses	rr_OtherExpensesOverAssets	1.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2018
1 Year	rr_ExpenseExampleYear01	$ 577
3 Years	rr_ExpenseExampleYear03	957
5 Years	rr_ExpenseExampleYear05	1,361
10 Years	rr_ExpenseExampleYear10	$ 2,488
HSBC Euro High Yield Bond Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Interest Expense	rr_Component1OtherExpensesOverAssets	none
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.86%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2018
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	407
5 Years	rr_ExpenseExampleYear05	756
10 Years	rr_ExpenseExampleYear10	$ 1,741

[1]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.05% for Class A Shares and 0.80% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust's Board of Trustees.